UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
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           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/ Bernardo Piquet          New York, New York        August 14, 2009
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------
                                                  $418,230
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                      Form 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- --------------- --------- ---------- ---------- ---- ----- ----------- --------- ----------------------
                                                         VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
---------------------------- --------------- --------- ---------- ---------- ---- ----- ----------- --------- -------- ------ ------
BANK OF AMERICA CORPORATION  COM             060505104   13,200   1,000,000  SH            SOLE              1,000,000   0      0
BANK OF AMERICA CORPORATION  COM             060505104  147,440      10,000  SH   CALL     SOLE                 10,000   0      0
CSX CORP                     COM             126408103   34,630  17,232,854  SH            SOLE             17,232,854   0      0
GOLDMAN SACHS GROUP INC      COM             38141G104  147,440      83,000  SH            SOLE                 83,000   0      0
GOLDMAN SACHS GROUP INC      COM             38141G104    7,250       1,000  SH   CALL     SOLE                  1,000   0      0
ISHARES INC                  MSCI BRAZIL     464286400    4,250      37,000  SH   PUT      SOLE                 37,000   0      0
PEPSICO INC                  COM             713448108   54,960     700,000  SH            SOLE                 70,000   0      0
SPDR SERIES TRUST            S&P RETAIL ETF  78464A714      450       4,000  SH   PUT      SOLE                  4,000   0      0
SPDR TR                      UNIT SER 1      78462F103    8,610      15,500  SH   PUT      SOLE                 15,500   0      0

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